UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2007
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, April 30, 2007

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		38
Form 13F Information Table Value Total:		$865658 (x 1000)



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

                                                      VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE
3M Co.                  	 COM  	88579Y101  	51802   677775    SH		Sole		677775
American Intl Group     	 COM   	26874107   	26188   389581    SH		Sole		389581
Apache Corp             	 COM   	37411105   	28266   399798    SH		Sole		399798
Bank of America Corp.   	 COM   	60505104   	52613   1031220   SH		Sole		1031220
Career Education Corp.  	 COM   	141665109  	17920   587557    SH		Sole		587557
Check Point Software  		 COM 	2181334 US 	33226   1491277   SH		Sole		1491277
Chevron Corp.           	 COM   	166764100  	31874   430962    SH		Sole		430962
Citigroup Inc.          	 COM   	172967101  	25799   502519    SH		Sole		502519
Dell Inc.              		 COM 	24702R101   	 1788   770722    SH		Sole		770722
Diebold Inc           		 COM   	253651103  	10342   216773    SH		Sole		216773
Dollar General Corp.     	 COM 	256669102  	22474   1062582   SH		Sole		1062582
Dollar Tree Stores      	 COM   	256747106  	15905   415914    SH		Sole		415914
Exxon Mobil Corporation 	 COM 	30231G102  	21890   290124    SH		Sole		290124
Fifth Third Bancorp     	 COM   	316773100  	 9798   253246    SH		Sole		253246
Fiserv Inc.              	 COM   	337738108  	29693   559610    SH		Sole		559610
General Electric Co.    	 COM   	369604103  	32691   924519    SH		Sole		924519
Glatfelter (P.H.) Co.  		 COM   	377316104  	17728   1189013   SH		Sole		1189013
H&R Block Inc.        		 COM   	93671105   	21002   998184    SH		Sole		998184
Home Depot Inc           	 COM   	437076102   	 8569   233243    SH		Sole		233243
Hubbell Inc. Cl B       	 COM   	443510201  	21155   438540    SH		Sole		438540
Int'l Flavors & Frag     	 COM   	459506101  	19398   410804    SH		Sole		410804
Intel Corp.         		 COM   	458140100  	35054   1832427   SH		Sole		1832427
K-Swiss Inc Cl A         	 COM   	482686102   	 5417   200497    SH		Sole		200497
Keycorp               		 COM   	493267108  	14243   380120    SH		Sole		380120
Kimberly-Clark Corp.   		 COM   	494368103  	31829   464720    SH		Sole		464720
Manpower Inc.            	 COM 	56418H100  	11454   155260    SH		Sole		155260
Merck & Company Inc.     	 COM   	589331107  	38850   879565    SH		Sole		879565
NBTY Inc.                	 COM   	628782104  	17755   334755    SH		Sole		334755
National City Corp.      	 COM   	635405103  	31232   838456    SH		Sole		838456
Pfizer Inc.             	 COM   	717081103  	63639   2519342   SH		Sole		2519342
Plantronics Inc.      		 COM   	727493108  	 7039   298025    SH		Sole		298025
Progressive Corp         	 COM   	743315103  	10164   465819    SH		Sole		465819
Quaker Chemical Corp.    	 COM   	747316107  	10303   432718    SH		Sole		432718
Qualcomm Inc                     COM   	747525103  	15329   359326    SH		Sole		359326
Superior Industries Int'l        COM   	868168105  	 5245   251800    SH		Sole		251800
Timberland Co. Cl A              COM   	887100105  	18486   710165    SH		Sole		710165
Unum Group                       COM 	91529Y106  	20196   876949    SH		Sole		876949
Werner Enterprises Inc.          COM   	950755108  	13200   726490    SH		Sole		726490



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